Consolidated Statements of Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Statement [Abstract]
Revenues	$ 55,691	$ 45,787
Cost of revenues	30,631	23,625
Gross profit	25,060	22,162
Operating expenses:
Research and development	9,342	7,896
Selling and marketing	10,829	8,772
General and administrative	6,138	5,528
Restructuring expenses	93
Total operating expenses	26,402	22,196
Operating loss	(1,342)	(34)
Finance income , net	93	96
Income (loss) before taxes on income	(1,249)	62
Taxes on income	273	415
Net loss	$ (1,522)	$ (353)
Basic and diluted net loss per share	$ (0.05)	$ (0.01)